Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
23.	Condensed financial information of the parent company
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.
The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Receivables from subsidiaries”. The Parent Company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income (loss) from its subsidiaries is reported as “share of income (loss) from subsidiaries” in the condensed financial statements.
The Parent Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.
As of December 31, 2020 and 2021, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income (loss) from its subsidiaries was reported as a share of income (loss) of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

CONDENSED BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	147	30,860	4,843
Receivables from subsidiaries	442,491	3,501,544	549,468

Total current assets	442,638	3,532,404	554,311

Non-current assets:
Investments in subsidiaries	—	470	74

Total assets	442,638	3,532,874	554,385

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Refund from depository bank – current	2,060	2,013	316
Non-current liabilities:
Refund from depository bank – non-current	8,020	5,824	914
Warrant liability	—	66,347	10,411

Total liabilities	10,080	74,184	11,641

Shareholders’ equity:
Ordinary shares	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks	(23,915)	(231,281)	(36,293)
Additional paid-in capital	1,634,619	2,891,134	453,501
Statutory reserves	97,307	97,420	15,287
Accumulated other comprehensive loss	(79,780)	(101,925)	(15,994)
Retained earnings (accumulated deficit)	(1,195,673)	803,342	126,243

Total shareholders’ equity	432,558	3,458,690	542,744

Total liabilities and shareholders’ equity	442,638	3,532,874	554,385

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Cost of revenues and operating expenses:
Cost of revenues	—	—	(269)	(42)
Research and development expenses	(22,465)	(652)	(99,173)	(15,562)
Sales and marketing expenses	(358)	(41)	(8,239)	(1,293)
General and administrative expenses	(247,426)	(2,277)	(390,448)	(61,270)

Loss from operations	(270,249)	(2,970)	(498,129)	(78,167)

Interest income	5	—	1	—
Other income, net	—	2,425	2,037	320
Change in fair value of warrant liability	—	—	190,178	29,843
Share of income (losses) from subsidiaries*	(764,266)	(214,549)	2,306,195	361,892

Net income (loss)	(1,034,510)	(215,094)	2,000,282	313,888

Foreign currency translation adjustment, net of nil tax	9,688	(24,238)	(22,145)	(3,475)

Total comprehensive income (loss)	(1,024,822)	(239,332)	1,978,137	310,413

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows from operating activities
Receipt of refund from depository bank	—	13,285	—	—
Other cash used in operating activities	(39)	(1)	(6,462)	(1,014)

Net cash provided by (used in) operating activities	(39)	13,284	(6,462)	(1,014)

Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(1,252,029)	28,451	(871,194)	(136,709)

Net cash provided by (used in) investing activities	(1,252,029)	28,451	(871,194)	(136,709)

Cash flows from financing activities
Proceeds from issuance of ordinary shares	669,559	—	—	—
Proceeds from issuance of ordinary shares upon IPO	582,449	—	—	—
Payment for repurchase of ordinary shares	—	(23,915)	(103,543)	(16,248)
Prepayment under share repurchase agreement	—	(16,146)	(573)	(90)
Payment for cost of issuance	—	—	(519)	(81)
Proceeds from issuance of ordinary shares and warrants	—	—	1,029,455	161,544

Net cash provided by (used in) financing activities	1,252,008	(40,061)	924,820	145,125

Net increase (decrease) in cash and cash equivalents	(60)	1,674	47,164	7,402
Effect of exchange rate changes on cash	74	(1,541)	(16,451)	(2,582)
Cash and cash equivalents, beginning of year	—	14	147	23

Cash and cash equivalents, end of year	14	147	30,860	4,843